Income (loss) Before Income Taxes for Domestic and Foreign Entities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income (loss) before income taxes, domestic	$ (11,039)	$ (8,730)	$ (6,579)
Income (loss) before income taxes	54,334	47,216	(5,757)
Taiwan
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income (loss) before income taxes, foreign	51,997	42,382	4,963
FCI
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income (loss) before income taxes, foreign	12,645	12,572	(4,748)
United States
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income (loss) before income taxes, foreign	253	911	1,561
Others
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income (loss) before income taxes, foreign	$ 478	$ 81	$ (954)